UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                         MITCHELL GROUP, INC.
Address:                      1100 Louisiana
                              Suite 4810
                              Houston, Texas 77002

13F File Number:              801-34644

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                         Terry Jolly
Title:                        Vice President
Phone:                        713-759-2070

Signature, Place and Date of Signing:

     Terry Jolly   Houston, Texas    November 25, 2003

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                                                      Investment Discretion       Voting Authority
Issue                    Class     Cusip         Market       Shares  Sole Shared Other Mgr       Sole   Shared   None
------------------       -----     -----         ------       ------  ---- ------ ----- ---       ----   ------   ----
Amerada Hess             Common    023551104      10037       200330   X                        200330
Apache Corp              Common    037411105      14555       209914   X                        209914
BP P.L.C.                Common    055622104       8660       205694   X                        205694
Baker Hughes Inc         Common    057224107         30         1000   X                          1000
Burlington Resources     Common    122014103        525        10900   X                         10900
Canadian Natural Resour  Common    136385101       7063       171600   X                        171600
ChevronTexaco Corp       Common    166764100      35423       495775   X                        495775
Comstock Resources, Inc  Common    205768203       8347       624800   X                        624800
ConocoPhillips           Common    20825C104      13951       254819   X                        254819
Cooper Cameron Corp      Common    216640102       3549        76800   X                         76800
Devon Energy             Common    25179M103      14305       296850   X                        296850
EOG Resources            Common    26875P101       5138       123100   X                        123100
Exxon Mobil Corp         Common    30231G102      69531      1899766   X                       1899766
FMC Technologies Inc     Common    30249U101       4108       191800   X                        191800
GlobalSantaFe Corp       Common    G3930E101       3636       151800   X                        151800
Halliburton Co           Common    406216101       1278        52700   X                         52700
Hydrill Co               Common    448774109         96         4700   X                          4700
Kerr McGee Corp          Common    492386107       9278       207834   X                        207834
Marathon Oil Corp        Common    565849106       2591        90900   X                         90900
Nabors Industries        Common    G6359F103       3342        89700   X                         89700
Newfield Exploration Co  Common    651290108        305         7900   X                          7900
Noble Corp               Common    G65422100       7090       208600   X                        208600
Noble Energy Inc         Common    655044105       6028       157400   X                        157400
Occidental Pete Corp     Common    674599105      10710       304000   X                        304000
Pioneer Natural Resourc  Common    723787107      13027       511650   X                        511650
Pogo Producing Co        Common    730448107        299         6600   X                          6600
Royal Dutch Pete         Common    780257804       3624        82000   X                         82000
Schlumberger LTD         Common    806857108      15769       325800   X                        325800
Spinnaker Exploration C  Common    84855W109       1582        65900   X                         65900
Talisman Energy, Inc     Common    87425E103       2049        43200   X                         43200
Tom Brown, Inc.          Common    115660201       7579       294900   X                        294900
Transocean Inc           Common    G90078109       3566       178300   X                        178300
Unocal Corp              Common    915289102       1173        37200   X                         37200
Varco International      Common    922122106       3453       204200   X                        204200
W H Energy Services      Common    92925E108       3588       201600   X                        201600
Westport Resources, Inc  Common    961418100       9440       401000   X                        401000
Willbros Group, Inc.     Common    969199108       9817       956853   X                        956853
Williams Companies       Common    969457100       3975       421950   X                        421950

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

For 13F Information Table Entry Total:   38

Form 13F Information Table Value Total:  318,517